Segment Reporting - Summary of Segment Reporting Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues:
Revenues from services	¥ 345,030	$ 48,596	¥ 391,548	¥ 342,465
Revenues from sales of products	192,405	27,100	171,690	165,397
Total revenues	537,435	75,696	563,238	507,862
Cost of revenues:	(174,208)	(24,537)	(183,199)	(143,716)
Gross profit	363,227	$ 51,159	380,039	364,146
Central laboratory business [Member]
Revenues:
Revenues from services	232,812		314,770	319,353
Revenues from sales of products	0		0	0
Total revenues	232,812		314,770	319,353
Cost of revenues:	(49,473)		(82,123)	(81,088)
Gross profit	183,339		232,647	238,265
In-hospital business [Member]
Revenues:
Revenues from services	(3,704)		3,606	(281)
Revenues from sales of products	192,405		171,690	165,397
Total revenues	188,701		175,296	165,116
Cost of revenues:	(72,570)		(63,296)	(50,315)
Gross profit	116,131		112,000	114,801
Pharma research and development services [Member]
Revenues:
Revenues from services	115,922		73,172	23,393
Revenues from sales of products	0		0	0
Total revenues	115,922		73,172	23,393
Cost of revenues:	(52,165)		(37,780)	(12,313)
Gross profit	¥ 63,757		¥ 35,392	¥ 11,080